Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

NYSE

17010280

Received SEC

MAY 01 2017

Washington, DC 20549

001- 38075

May 1, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT M/S

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Common shares representing limited partner interests of Antero Resources Midstream Management LLC to be converted into a limited partnership named Antero Midstream GP LP under the Exchange Act of 1934.

Sincerely,

Silvio Conte